Note 22 - Related Party Disclosures - Compensation of Key Officers and Directors (Details) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Salaries, benefits and directors' compensation	$ 12,640	$ 8,289
Share-based payments	1,131	1,133
Key management personnel compensation	$ 13,771	$ 9,422